Financial assets and financial liabilities (Details Narrative) R$ in Thousands													1 Months Ended		12 Months Ended
	Jan. 02, 2023 BRL (R$)	Apr. 05, 2022 BRL (R$)	Mar. 23, 2022 BRL (R$)	Mar. 04, 2022 BRL (R$)	Nov. 05, 2021 BRL (R$)	Oct. 02, 2021 BRL (R$)	Aug. 04, 2021 BRL (R$)	May 13, 2021 BRL (R$)	Apr. 08, 2021 BRL (R$)	Nov. 09, 2020 BRL (R$)	May 05, 2020 BRL (R$)	May 09, 2019 BRL (R$)	Feb. 01, 2023 BRL (R$)	Jan. 31, 2020 BRL (R$)	Dec. 31, 2023 BRL (R$) Number	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Feb. 29, 2024 BRL (R$)	Feb. 28, 2023 BRL (R$)	May 23, 2022 BRL (R$)	Feb. 28, 2022 BRL (R$)	Feb. 28, 2021 BRL (R$)	Jan. 31, 2021 BRL (R$)	Feb. 29, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Amount recognized lease expense from short-term leases and low-value assets															R$ 10,871	R$ 12,153	R$ 11,229
Adjustment for purchase consideration																99,399	R$ 1,234,460
Currency risk [member]
IfrsStatementLineItems [Line Items]
Exposure risk															R$ 23,173	R$ 24,447
Percentage of sensitivity change in the Euro exchange rate															10.00%
Closing foreign exchange rate | Number															4.8413
Currency risk [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate | Number															1.00
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [member]
IfrsStatementLineItems [Line Items]
Ownership Interest												100.00%
Remaining accounts payable												R$ 45,303
Equal installments payables																		R$ 9,061	R$ 9,061		R$ 9,061	R$ 9,061		R$ 9,061
Uni Redentor [member]
IfrsStatementLineItems [Line Items]
Ownership Interest														100.00%
Remaining accounts payable														R$ 100,000
Equal installments payables																							R$ 4,503
Uni S L [Member]
IfrsStatementLineItems [Line Items]
Ownership Interest											100.00%
Remaining accounts payable											R$ 60,456
Equal installments payables											R$ 7,816
FCMPB [member]
IfrsStatementLineItems [Line Items]
Ownership Interest										100.00%
Remaining accounts payable										R$ 188,894
Medical Harbour [member]
IfrsStatementLineItems [Line Items]
Ownership Interest									100.00%
Remaining accounts payable									R$ 9,000
Defined benefit obligation									R$ 3,000
Shosp [member]
IfrsStatementLineItems [Line Items]
Ownership Interest								100.00%
Remaining accounts payable								R$ 513
Transaction price allocated to remaining performance obligations								R$ 454
Unigranrio [member]
IfrsStatementLineItems [Line Items]
Ownership Interest							100.00%
Non-current payables for purchase of energy							R$ 618,956
RXPRO [member]
IfrsStatementLineItems [Line Items]
Ownership Interest						100.00%
Remaining accounts payable						R$ 21,000
Transaction price allocated to remaining performance obligations						R$ 1,781
I T P A C Garanhuns [Member]
IfrsStatementLineItems [Line Items]
Ownership Interest					100.00%
Remaining accounts payable					R$ 54,000
Transaction price allocated to remaining performance obligations					R$ 54,000
Alem Da Medicina [member]
IfrsStatementLineItems [Line Items]
Ownership Interest				100.00%
Remaining accounts payable				R$ 19,200
Equal installments payables				763
Defined benefit obligation				18,325
Consideration to be transferred				R$ 763
Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Ownership Interest		100.00%
Remaining accounts payable		R$ 15,000
Equal installments payables		333
Defined benefit obligation		14,173
Consideration to be transferred		R$ (333)
Glic [member]
IfrsStatementLineItems [Line Items]
Ownership Interest			100.00%
Remaining accounts payable			R$ 12,000
Defined benefit obligation			9,520
Remaining balance paid			R$ 3,000
Consideration to be transferred
Del Rey [Member]
IfrsStatementLineItems [Line Items]
Ownership Interest	100.00%
Transaction price allocated to remaining performance obligations	R$ 575,000
Non-current payables for purchase of energy	816,236
Consideration to be transferred	234,000
Adjustment for purchase consideration													R$ 16,000
First annual installment	134,000
Second annual installment	50,000
Third annual installment	50,000
Fair value at the date of acquisition	R$ 7,236
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual lease term															5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual lease term															30 years